Note 10 - Finance Income and Expense (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of finance income and expense [text block]
(US dollars in thousands)	2018	2017	2016
Finance income		-	-
Interest received	9	13	-
Foreign exchange gains	-	13	-
Total	9	-	-

Finance expense
Related party loan interest payable	1,636	171	1
Convertible loan notes and preference shares interest payable	1,220	358	-
Financing agreement finance cost payable	217	-	-
Finance lease interest payable	55	-	-
Bank interest payable	17	5	-
Foreign exchange losses	93	2	1
Other finance costs	157	58	-
Total	3,395	600	2